Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Global Value Fund))	0 Months Ended
	Aug. 26, 2011
Class A
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.73%
Total Annual Fund Operating Expenses	1.73%
Fee Waiver and Expense Reimbursement	(0.33%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.40%
Class C
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.98%
Other Expenses	0.85%
Total Annual Fund Operating Expenses	2.63%
Fee Waiver and Expense Reimbursement	(0.48%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.15%
Class N
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.44%
Other Expenses	1.97%
Total Annual Fund Operating Expenses	3.21%
Fee Waiver and Expense Reimbursement	(1.56%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.65%
Class Y
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.78%
Total Annual Fund Operating Expenses	1.58%
Fee Waiver and Expense Reimbursement	(0.53%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.05%

[1]	The Manager has voluntarily agreed to waive fees and/or reimburse the Fund so that total expenses will not exceed 1.40% for Class A shares, 2.15% for Class C shares, 1.65% for Class N shares and 1.05% for Class Y shares. The Fund's transfer agent has voluntarily agreed to limit its fees for all classes, except Class A, to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average annual net assets per fiscal year for Class A. Each of these voluntary expense limitations may be amended or withdrawn after one year from the date of this prospectus